UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%
	Shares	Value
CONSUMER DISCRETIONARY — 13.1%
Abercrombie & Fitch, Cl A	15,550	$611,737
Macy’s	12,100	699,259
Scripps Networks Interactive, Cl A	9,550	787,015
Shaw Communications, Cl B	35,350	866,429
Target	10,100	601,859
Tupperware Brands	8,250	600,435
Volkswagen*	14,050	650,633
Walt Disney	7,250	622,630
Whirlpool	6,050	862,972

		6,302,969

CONSUMER STAPLES — 6.6%
Constellation Brands, Cl A*	6,000	499,560
Kraft Foods Group	17,383	931,468
Philip Morris International	8,950	733,989
Sysco	16,050	572,825
Unilever	11,100	456,543

		3,194,385

ENERGY — 13.0%
BP ADR	16,250	795,762
Chevron	5,450	704,358
Denbury Resources	29,250	495,788
EOG Resources	6,550	716,832
Exxon Mobil	10,900	1,078,446
National Oilwell Varco	6,600	534,864
Occidental Petroleum	8,700	850,077
Royal Dutch Shell ADR, Cl B	12,550	1,081,057

		6,257,184

FINANCIALS — 15.4%
Allianz ADR	54,450	907,681
American International Group	16,900	878,462
Annaly Capital Management‡	52,900	587,190
CBRE Group, Cl A*	19,500	601,380
Citigroup	15,000	733,650
JPMorgan Chase	15,200	876,584
Navient	36,250	623,500
Prudential Financial	5,500	478,335
SLM	22,450	198,907
SunTrust Banks	20,850	793,343
Weyerhaeuser‡	23,600	739,152

		7,418,184

HEALTH CARE — 13.3%
Bio-Rad Laboratories, Cl A*	3,700	425,463
Cigna	6,500	585,260
Community Health Systems*	17,200	820,440
Gilead Sciences*	6,250	572,187
Hologic*	20,400	531,828
Johnson & Johnson	6,450	645,581
Medtronic	7,650	472,311

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Merck	12,400	$703,576
Novartis ADR	8,200	712,908
Pfizer	33,550	962,885

		6,432,439

INDUSTRIALS — 13.1%
Copa Holdings, Cl A	4,850	736,570
Cummins	4,900	683,011
General Electric	34,100	857,615
Koninklijke Philips	18,950	583,660
L-3 Communications Holdings	4,650	488,064
Norfolk Southern	10,600	1,077,596
Northrop Grumman	4,050	499,243
NOW*	1,650	53,113
Rockwell Collins	9,200	674,084
Siemens ADR	5,250	648,375

		6,301,331

INFORMATION TECHNOLOGY — 17.8%
Cisco Systems	49,800	1,256,454
Corning	34,100	670,065
EMC	33,250	974,225
Equinix*	2,650	568,478
Intel	20,700	701,523
Maxim Integrated Products	19,850	581,803
NVIDIA	47,850	837,375
Oracle	23,150	935,028
QUALCOMM	12,650	932,305
Synopsys*	17,750	670,418
Xilinx	11,100	456,543

		8,584,217

MATERIALS — 2.9%
Freeport-McMoRan Copper & Gold	14,450	537,829
Monsanto	7,750	876,448

		1,414,277

UTILITIES — 3.9%
Dominion Resources	6,750	456,570
National Grid ADR	10,500	753,795
PPL	20,450	674,646

		1,885,011

TOTAL COMMON STOCK (Cost $38,782,814)		47,789,997

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
JULY 31, 2014
(Unaudited)

REPURCHASE AGREEMENT — 1.0%
	Face Amount	Value
Morgan Stanley 0.010%, dated 07/31/14 to be repurchased on 08/01/14, repurchase price $458,442 (collateralized by U.S. Treasury Bonds, ranging in par value $55,984 - $336,125, 1.025%-2.125%, 01/15/19-07/15/20, with a total market value $467,612) (Cost $458,442)	$458,442	$458,442

TOTAL INVESTMENTS — 100.0% (Cost $39,241,256)†		$48,248,439

Percentages are based on Net Assets of $48,257,499.

*	Non-income producing security.

‡	Real Estate Investment Trust

ADR	American Depositary Receipt

Cl	Class

†	At July 31, 2014, the tax basis cost of the Portfolio’s investments was $39,241,256, and the unrealized appreciation and depreciation were $9,577,158 and $(569,975), respectively.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$47,789,997	$—	$—	$47,789,997
Repurchase Agreement	—	458,442	—	458,442

Total Investments in Securities	$47,789,997	$458,442	$—	$48,248,439

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2014, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014